FINANCIAL RISK MANAGEMENT OBJECTIVES - Financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Within 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0
Trade and other payables	373,193	250,302
Lease liabilities	3,516	2,937
Deferred and contingent consideration	30,497	7,415
Years 2 and 3
Disclosure of detailed information about borrowings [line items]
Borrowings	107,279	0
Trade and other payables	0	0
Lease liabilities	12,242	14,038
Deferred and contingent consideration	36,535	37,187
Years 4 and 5
Disclosure of detailed information about borrowings [line items]
Borrowings		107,279
Trade and other payables	0	0
Lease liabilities	1,756	1,172
Deferred and contingent consideration	24,890	46,376
After 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings
Trade and other payables	0	0
Lease liabilities	605	548
Deferred and contingent consideration	$ 0	$ 0